UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21802

WorldCommodity Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

6700 Vernon Woods Drive, Suite 100

Atlanta, GA 30328

(Address of Principal Executive Offices)

404-437-7420

800-595-4922

(Registrant’s Telephone Number)

Mr. James Llewellyn

WorldCommodity Asset Management

6700 Vernon Woods Drive, Suite 100

Atlanta, GA 30328

(Name and Address of Agent for Service)

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

WorldCommodity Fund
Schedule of Investments
December 31, 2012 (Unaudited)

				% Net
Shares		Country	Market Value	Assets

COMMON STOCKS

Agricultural Chemicals - Fertilizer
1,500	CF Industries Holdings, Inc.	United States	$ 304,740
2,900	Mosaic Co.	United States	164,227
3,000	Potash Corp. of Saskatchewan, Inc.	Canada	122,070
			591,037	24.44%
Agricultural Production
3	JG Boswell Co.	United States	2,451
7,414	PGG Wrightson Ltd. *	New Zealand	2,703
			5,154	0.21%
Commodity Clearinghouse & Exchanges
2,000	CME Group, Inc.	United States	101,340	4.19%

Crude Petroleum & Natural Gas
49,000	Birchcliff Energy Ltd. *	Canada	368,228
9,900	Cequence Energy Ltd. *	Canada	14,361
14,077	Chinook Energy, Inc. *	Canada	20,420
15,500	Insignia Energy Ltd. *	Canada	12,179
			415,188	17.17%
Crude Petroleum Refining
5,000	Western Refining, Inc.	United States	140,950	5.83%

Mining - Coal
14,500	Arch Coal, Inc.	United States	106,140	4.39%

Mining - Iron Ore
2,200	Cliffs Natural Resources, Inc.	United States	84,854
3,000,000	WPG Resources Ltd. *	Australia	221,437
			306,291	12.67%
Mining - Lead
60,000	Ivernia, Inc. *	Canada	7,555	0.31%

Mining - Platinum/Palladium
350,000	Starfield Resources, Inc. *	Canada	1,763	0.07%

Miscellaneous - Diversified Conglomerate
100	Berkshire Hathaway, Inc. Class-B *	United States	8,970	0.37%

Resource Royalties - Mining & Energy
3,500	Franco-Nevada Corp.	Canada	31,203	1.29%

Steel - Production
33,000	Arrium, Ltd.	Australia	31,219
7,000	United States Steel Corp.	United States	166,950
			198,169	8.20%

Transportation - Shipping
25,000	Genco Shipping & Trading Ltd. *	United States	87,250	3.61%

TOTAL COMMON STOCKS (Cost $2,502,295)			$ 2,001,010	82.76%

CORPORATE NOTES

2,000	Swedish Export Credit Corp.- ELEMENTS (SM)
	Rogers International Commodity Index® -
	Total Return (sm) Linked Securities
	Medium-Term Notes, 10/24/2022 *	Sweden	17,240
10,000	Swedish Export Credit Corp.- ELEMENTS (SM)
	Rogers International Commodity Index® -
	Agriculture Total Return (sm) Linked Securities
	Medium-Term Notes, 10/24/2022 *	Sweden	90,600
2,800	Swedish Export Credit Corp.- ELEMENTS (SM)
	Rogers International Commodity Index® -
	Energy Total Return (sm) Linked Securities
	Medium-Term Notes, 10/24/2022 *	Sweden	18,312

TOTAL CORPORATE NOTES (Cost $128,106)			$ 126,152	5.22%

EXCHANGE TRADED FUNDS
Precious Metals
5,000	iShares Silver Trust *	United States	146,850

TOTAL EXCHANGE TRADED FUNDS (Cost $159,324)			$ 146,850	6.07%

WARRANTS
10,000	New Gold Inc. Class A (6/28/2017) *	Canada	28,911

TOTAL WARRANTS (Cost $4,999)			$ 28,911	1.20%

FOREIGN CURRENCY
15	Australian Dollar	Australia	16

TOTAL FOREIGN CURRENCY (Cost $0)			$ 16	0.00%

SHORT TERM INVESTMENTS
118,271	Huntington Conservative Deposit Account **0.06%		118,271

TOTAL SHORT TERM INVESTMENTS (Cost $118,271)			$ 118,271	4.89%

TOTAL INVESTMENTS (Cost $2,912,995)			$ 2,421,210	100.14%

OTHER ASSETS IN EXCESS OF LIABILITIES			(3,347)	-0.14%

NET ASSETS			$ 2,417,863	100.00%

* Non-income producing securities during the period
** Variable rate security; the rate shown represents the rate as of December 31, 2012

Notes to Schedule of Investments
December 31, 2012

Note 1. SECURITY TRANSACTIONS

At December 31, 2012 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,912,995 amounted to $491,785 which consisted of aggregate gross unrealized appreciation of $254,189 and aggregate gross unrealized depreciation of $745,974.

Note 2. SECURITY VALUATION

The Fund’s portfolio securities for which market quotes are available are valued each day at market value.  For securities which are traded on any national exchange, international exchange, or the NASDAQ over-the-counter market, market value is generally determined on the basis of the last reported sales price on the securities’ principal exchange prior to closing of the NYSE.  Securities for which no sale was reported are valued at the mean between the last bid and ask quotation.

Short-term investments in fixed income securities having a maturity of 60 days or less at the date of purchase are generally valued at amortized cost, which approximates market value.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.
Fixed income securities generally are valued by using market quotations when readily available, but may be valued on the basis of prices furnished by independent pricing services when no such market quotations exist and when the Adviser believes such prices accurately reflect the fair value of such securities.  Pricing services generally use a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  As a result, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fair Valued Securities

If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Adviser, in accordance with procedures approved by the Board.  The following factors are generally considered in determining fair value: nature and duration of restrictions on disposing of the security; the liquidity of the security; the size of reported trades (trading volume); market values of unrestricted shares of the same or similar class; purchase price; size of the Fund’s holdings; price of similar securities of comparable companies; issuer financial data; special reports prepared by analysts; fundamental analytical data such as multiple of earnings, multiple of book value; issuer’s management; and other relevant matters.

If events materially affecting the values of the Fund’s securities, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the securities will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines.

In accordance with guidance in GAAP on Fair Value Measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumption about the factors market participants would use in pricing an asset or liability. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, quoted prices for similar or identical investments in inactive markets)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes by major security type the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,001,010	$ -	$ -	$ 2,001,010
Corporate Notes	126,152	-	-	126,152
Warrants	28,911	-	-	28,911
Exchange Traded Funds	146,850			146,850
Foreign Currency	16			16
Cash Equivalents	118,271	-	-	118,271
Total	$ 2,421,210	$ -	$ -	$ 2,421,210

ITEM 2. CONTROLS AND PROCEDURES.

     (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

     (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WORLDCOMMODITY FUNDS, INC.

By /s/ JAMES LLEWELLYN

*James Llewellyn

President and Treasurer

Date February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ JAMES LLEWELLYN

*James Llewellyn

President and Treasurer

Date February 28, 2013

* Print the name and title of each signing officer under his or her signature.